Cash generated from operations (Tables)	6 Months Ended
Jun. 30, 2025
Statement of cash flows [abstract]
Schedule of cash generated from operations

	Six months	Six months
	ended	ended
	June	June
	2025	2024
US Dollar millions	Unaudited	Unaudited

Profit (loss) before taxation	1,775	580
Adjusted for:
Movement on non-hedge derivatives and other commodity contracts	—	18
Amortisation of tangible and right of use assets	558	329
Finance costs and unwinding of obligations	85	84
Environmental, rehabilitation, silicosis and other provisions	(46)	(22)
(Reversal of impairment) impairment, derecognition of assets and (profit) loss on disposal	(26)	(1)
Other expenses (income) (non-cash portion)	82	25
Finance income	(71)	(89)
Share of associates and joint ventures’ (profit) loss	(63)	(95)
Other non-cash movements	8	56
Other exchange losses	56	10
Movements in working capital	(308)	(160)
	2,050	735

Movements in working capital:
(Increase) decrease in inventories	19	33
(Increase) decrease in trade and other receivables	(186)	(119)
Increase (decrease) in trade and other payables	(141)	(74)
	(308)	(160)